NOTES PAYABLE (Schedule of Notes Payable) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
NOTES PAYABLE [Abstract]
Principal amount	$ 8,441,735	$ 9,000,000
PIK interest accrued	230,993	63,014
Notes payable	8,672,728	9,063,014
Less current portion	(1,541,000)	(1,350,000)
Notes payable and PIK interest accrued, net of current portion	$ 7,131,728	$ 7,713,014